Pioneer Disciplined Value Fund

Schedule of Investments | May 31, 2020

Ticker Symbols: Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYX

Schedule of Investments | 5/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.6%
	COMMON STOCKS - 99.6% of Net Assets
	Auto Components - 1.4%
35,926	Aptiv Plc	$2,707,024
69,363	BorgWarner, Inc.	2,230,021
	Total Auto Components	$4,937,045
	Banks - 13.6%
715,690	Bank of America Corp.	$17,262,443
181,359	JPMorgan Chase & Co.	17,648,044
33,206(a)	SVB Financial Group	7,130,988
164,397	Wells Fargo & Co.	4,351,589
	Total Banks	$46,393,064
	Beverages - 1.4%
37,245	PepsiCo., Inc.	$4,899,580
	Total Beverages	$4,899,580
	Biotechnology - 1.3%
47,424	AbbVie, Inc.	$4,394,782
	Total Biotechnology	$4,394,782
	Capital Markets - 1.4%
99,967	Apollo Global Management, Inc.	$4,758,429
	Total Capital Markets	$4,758,429
	Chemicals - 1.9%
127,502	DuPont de Nemours, Inc.	$6,468,177
	Total Chemicals	$6,468,177
	Commercial Services & Supplies - 0.3%
10,373	Waste Management, Inc.	$1,107,318
	Total Commercial Services & Supplies	$1,107,318
	Communications Equipment - 2.9%
112,972	Cisco Systems, Inc.	$5,402,321
33,515	Motorola Solutions, Inc.	4,535,585
	Total Communications Equipment	$9,937,906
	Consumer Discretionary - 2.9%
246,960	Comcast Corp.	$9,779,616
	Total Consumer Discretionary	$9,779,616
	Consumer Finance - 0.7%
26,152	American Express Co.	$2,486,271
	Total Consumer Finance	$2,486,271
	Diversified Financial Services - 5.1%
93,394(a)	Berkshire Hathaway, Inc., Class B	$17,332,058
	Total Diversified Financial Services	$17,332,058
	Diversified Telecommunication Services - 4.4%
315,840	CenturyLink, Inc.	$3,104,707
205,166	Verizon Communications, Inc.	11,772,425
	Total Diversified Telecommunication Services	$14,877,132
	Electric Utilities - 6.0%
119,320	American Electric Power Co., Inc.	$10,172,030
39,954	NextEra Energy, Inc.	10,210,644
	Total Electric Utilities	$20,382,674
	Electrical Equipment - 3.4%
72,917	Eaton Corp. Plc	$6,190,653
25,532	Rockwell Automation, Inc.	5,518,997
	Total Electrical Equipment	$11,709,650
	Entertainment - 1.2%
34,055(a)	Electronic Arts, Inc.	$4,184,678
	Total Entertainment	$4,184,678
	Equity Real Estate Investment Trusts (REITs) - 4.2%
22,062	Alexandria Real Estate Equities, Inc.	$3,391,371
44,601	Essex Property Trust, Inc.	10,827,785
	Total Equity Real Estate Investment Trusts (REITs)	$14,219,156
	Financials - 2.6%
107,542	Charles Schwab Corp.	$3,861,833
134,633	Hartford Financial Services Group, Inc.	5,155,098
	Total Financials	$9,016,931
	Food & Staples Retailing - 2.5%
67,481	Walmart, Inc.	$8,371,693
	Total Food & Staples Retailing	$8,371,693
	Health Care - 3.9%
88,669	Johnson & Johnson	$13,189,514
	Total Health Care	$13,189,514
	Health Care Equipment & Supplies - 5.6%
47,750(a)	Hologic, Inc.	$2,530,750
106,806	Medtronic Plc	10,528,936
49,056	Zimmer Biomet Holdings, Inc.	6,197,735
	Total Health Care Equipment & Supplies	$19,257,421
	Health Care Providers & Services - 1.9%
21,678	Anthem, Inc.	$6,375,717
	Total Health Care Providers & Services	$6,375,717
Shares		Value
	Information Technology - 1.6%
55,672	Amphenol Corp.	$5,375,688
	Total Information Technology	$5,375,688
	Insurance - 1.9%
84,671	Progressive Corp.	$6,577,243
	Total Insurance	$6,577,243
	IT Services - 2.6%
22,100	Automatic Data Processing, Inc.	$3,237,429
108,281	Cognizant Technology Solutions Corp.	5,738,893
	Total IT Services	$8,976,322
	Machinery - 4.8%
74,154	Caterpillar, Inc.	$8,908,120
10,624	Illinois Tool Works, Inc.	1,832,215
46,288	Stanley Black & Decker, Inc.	5,806,829
	Total Machinery	$16,547,164
	Mortgage Real Estate Investment Trusts (REITs) - 1.1%
93,515	AGNC Investment Corp.	$1,210,084
359,104	Redwood Trust, Inc.	1,921,206
166,762	Two Harbors Investment Corp.	753,764
	Total Mortgage Real Estate Investment Trusts (REITs)	$3,885,054
	Oil, Gas & Consumable Fuels - 5.9%
108,898	Chevron Corp.	$9,985,947
141,721	EOG Resources, Inc.	7,223,519
59,895	Hess Corp.	2,843,216
	Total Oil, Gas & Consumable Fuels	$20,052,682
	Pharmaceuticals - 3.3%
12,162	Eli Lilly & Co.	$1,860,178
65,495	Merck & Co., Inc.	5,286,756
25,838	Novo Nordisk AS (A.D.R.)	1,703,758
55,286	Roche Holding AG (A.D.R.)	2,396,648
	Total Pharmaceuticals	$11,247,340
	Road & Rail - 1.8%
35,247	Norfolk Southern Corp.	$6,284,188
	Total Road & Rail	$6,284,188
	Semiconductors & Semiconductor Equipment - 3.8%
40,371	Analog Devices, Inc.	$4,559,904
18,772	Lam Research Corp.	5,137,333
68,730(a)	Micron Technology, Inc.	3,292,854
	Total Semiconductors & Semiconductor Equipment	$12,990,091
	Specialty Retail - 1.0%
13,526	Home Depot, Inc.	$3,360,941
	Total Specialty Retail	$3,360,941
	Technology Hardware, Storage & Peripherals - 1.5%
113,386	NetApp, Inc.	$5,050,212
	Total Technology Hardware, Storage & Peripherals	$5,050,212
	Textiles, Apparel & Luxury Goods - 0.5%
28,048	VF Corp.	$1,573,493
	Total Textiles, Apparel & Luxury Goods	$1,573,493
	Trading Companies & Distributors - 1.2%
28,985(a)	United Rentals, Inc.	$4,025,727
	Total Trading Companies & Distributors	$4,025,727
	TOTAL COMMON STOCKS
	(Cost $344,965,482)	$340,024,957
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $344,965,482)	$340,024,957
	OTHER ASSETS AND LIABILITIES - 0.4%	$1,505,030
	NET ASSETS - 100.0%	$341,529,987

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2020, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$340,024,957	$–	$–	$340,024,957
Total Investments in Securities	$340,024,957	$–	$–	$340,024,957

During the nine months ended May 31, 2020, there were no transfers between Levels 1, 2 and 3.